Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Total long-lived assets	3,208,978				3,382,441				3,208,978	3,382,441	2,276,982
Domestic Investment [Member]
Segment Disclosure
Revenues									211,724	185,962	125,432
Total long-lived assets	2,126,513				2,275,279				2,126,513	2,275,279	1,306,055
International [Member]
Segment Disclosure
Revenues									106,049	118,966	101,385
Total long-lived assets	$ 1,082,465				$ 1,107,162				$ 1,082,465	$ 1,107,162	$ 970,927